EARNINGS (LOSS) PER SHARE (EPS) (Tables)	12 Months Ended
Dec. 31, 2020
EARNINGS (LOSS) PER SHARE (EPS)
Schedule of basic and diluted earnings (loss) per share

Basic

	2020
	Common	Preferred	Total
	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	795,617	1,570,146	2,365,763

Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,128,700,478

Earnings per share (in R$) — Basic	1.39	1.39

	2019
	Common	Preferred	Total
	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	405,607	798,129	1,203,736

Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,125,408,180

Earnings per share (in R$) — Basic	0.71	0.71

	2018
	Common	Preferred	Total
	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	774,279	1,529,589	2,303,868

Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,129,851,598

Earnings per share (in R$) — Basic	1.35	1.35

Diluted

	2020	2019	2018
Diluted numerator
Allocated net income available to Common and Preferred shareholders
Net income allocated to preferred shareholders	1,570,146	798,129	1,529,589
Add:
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	5,524	2,884	6,515
	1,575,670	801,013	1,536,104
Net income allocated to common shareholders	795,617	405,607	774,279
Less:
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	(4,782)	(2,884)	(6,515)
	790,835	402,723	767,764
Diluted denominator
Weighted - average number of shares outstanding
Common Shares	571,929,945	571,929,945	571,929,945
Preferred Shares
Weighted-average number of preferred shares outstanding	1,128,700,478	1,125,408,180	1,129,851,598
Potential increase in number of preferred shares outstanding in respect of long-term incentive plan of Gerdau	10,821,083	12,157,614	14,440,860
Total	1,139,521,561	1,137,565,794	1,144,292,458

Earnings per share — Diluted (Common and Preferred Shares)	1.38	0.70	1.34